Federal Income Taxes - Additional information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Income Taxes (Textual) [Abstract]
Federal income tax liability	$ 18	$ 13
Federal income taxes refunded		107	95
Federal income taxes		Immaterial
Company recorded tax expense (benefit)	16	(13)
Income-housing credit carryforwards description	Income-housing credit carryforwards, which expire between 2024 and 2034
Low Income-housing credit carry forwards	147
Minimum tax credit carryforwards	155
Foreign tax credit carryforwards	53
Decrease of unrecognized tax benefits	(15)
IRS audit of tax return	The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC's consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.
Local income tax examinations year by tax authorities	2005
Income tax returns description	The IRS commenced an examination of the Company's U.S. income tax returns for the years 2009 through 2010
Maximum [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2024
Minimum [Member]
Federal Income Taxes (Textual) [Abstract]
Foreign tax credit carryforwards expiring period	2019
Domestic Tax Authority [Member]
Federal Income Taxes (Textual) [Abstract]
Gross federal net operating loss carryforwards	$ 332
Gross federal net operating loss carryforwards expiration period	2028